ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

18. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Other payables and accruals are as follows:

	December 31, 2014	December 31, 2015	December 31, 2015
	RMB	RMB	US$
			(Note 3)
Staff cost related payables	18,758,212	15,705,966	2,424,583
Professional services	12,312,998	12,070,384	1,863,346
Product development services	5,820,394	1,648,410	254,471
Marketing and promotion	452,920	3,988	616
Others	4,528,327	6,435,676	993,498

	41,872,851	35,864,424	5,536,514